Provision In Liew Of Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Provision In Lieu Of Income Taxes [Abstract]
Deferred tax assets, Employee benefit liabilities	$ 233	$ 224
Deferred tax assets, Regulatory liabilities	48	51
Deferred tax assets, Other	47	28
Total	328	303
Deferred tax liabilities, Property, plant and equipment	1,994	1,851
Deferred tax liabilities, Regulatory assets	255	272
Deferred Tax Liabilities, Other	2	1
Total	2,251	2,124
Liability in lieu of deferred income taxes - net	$ 1,923	$ 1,821